Accounts Receivable (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade And Other Receivables [Abstract]
Trade receivables	$ 321,638	$ 392,865
GST/VAT receivables	4,614	3,711
Other receivables	1,792	5,774
Total	$ 328,044	$ 402,350